Investment Risks - NORTHQUEST CAPITAL FUND INC	Apr. 16, 2026
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS

The principal risks of investing in the Fund are:

* Control and Ownership Risk. The Fund’s portfolio manager and immediate family members own a significant number of shares in the Fund. As a consequence, if these individuals decide to sell all of their shares at the same time, the Fund’s expenses (such as brokerage commission costs and taxes owed due to the distribution of capital gains) may increase and cause the Fund to underperform and not meet its investment objective.

* Market and Regulatory Risk. Fund investments will fluctuate as stock markets rise and decline over the short-term or long-term. Volatility can be significant at times and the Fund’s investments may lose value regardless of the individual performance of the companies in the Fund’s portfolio. Volatility may occur due to economic, political, and social events or from government regulations, wars, natural disasters, terrorism, and pandemics which are not directly related to the Fund’s investments. Some Fund investments may have foreign operations which may be subject to risks, including but not limited to currency exchange rates, tariffs, and regulations. You may lose money by investing in the Fund.

* Multi-cap Risk. The Fund's investment in small and medium capitalization (“cap”) stocks generally have a higher risk of business failure, lesser liquidity and greater volatility in market price. As a consequence, small and medium cap stocks have a greater possibility of price decline or loss as compared to large cap stocks. This may cause the Fund not to meet its investment objective.

* Dividend Income Risk. There is no assurance that dividend income will be earned from the Fund's investments.

* Growth Company Risk. Growth common stock securities may experience severe price swings when not meeting earnings or cash flow expectations; and may be out of favor with investors for a period of time despite favorable earnings reports.

* Focused Portfolio Risk. The Fund is non-diversified which means that the Fund’s portfolio consists of a small number of companies. As a consequence, your investment in the Fund has a risk that a single common stock may have a significant event, negative or positive, on the Fund's portfolio.

* Sector or Industry Risk. At times, the Fund may invest a higher percentage of its total assets in a specific sector or industry. Changes or issues affecting a sector or industry may have a substantial impact on the performance of the Fund’s portfolio. Individual sectors and industries may be more volatile, and may possess particular risks, that may perform differently than the broader market.

* Managed Fund and Key Personnel Risk. The Fund may under perform other investments as a result of investment selections recommended by the Fund's investment adviser. Additionally, if key personnel become unavailable to the investment adviser, including the Fund’s portfolio manager, the Fund could experience material adverse effects, including significant redemptions which could force the Fund to sell securities when markets conditions are unfavorable.

* Cybersecurity Risk. Cyber incidents may occur by accident or intentionally. The Fund or its service providers’ operations may be disrupted by such cyber attacks which could result in financial losses, regulatory fines, stock trade order issues, an inability of shareholders to transact business with the Fund, and other unforeseen costs. As a result, the Fund and its shareholders could be negatively affected.

* Large Cash Positions. The Fund may hold a higher amount of cash during challenging economic times (such as a banking or financial crisis) which may prevent the Fund from achieving its long-term capital appreciation. A temporary defensive position is inconsistent with the Fund's investment strategies and the Fund's investment objectives.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Control Ownership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Control and Ownership Risk. The Fund’s portfolio manager and immediate family members own a significant number of shares in the Fund. As a consequence, if these individuals decide to sell all of their shares at the same time, the Fund’s expenses (such as brokerage commission costs and taxes owed due to the distribution of capital gains) may increase and cause the Fund to underperform and not meet its investment objective
Market And Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market and Regulatory Risk. Fund investments will fluctuate as stock markets rise and decline over the short-term or long-term. Volatility can be significant at times and the Fund’s investments may lose value regardless of the individual performance of the companies in the Fund’s portfolio. Volatility may occur due to economic, political, and social events or from government regulations, wars, natural disasters, terrorism, and pandemics which are not directly related to the Fund’s investments. Some Fund investments may have foreign operations which may be subject to risks, including but not limited to currency exchange rates, tariffs, and regulations
Multi Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Multi-cap Risk. The Fund's investment in small and medium capitalization (“cap”) stocks generally have a higher risk of business failure, lesser liquidity and greater volatility in market price. As a consequence, small and medium cap stocks have a greater possibility of price decline or loss as compared to large cap stocks. This may cause the Fund not to meet its investment objective
Dividend Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Dividend Income Risk. There is no assurance that dividend income will be earned from the Fund's investments
Growth Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth Company Risk. Growth common stock securities may experience severe price swings when not meeting earnings or cash flow expectations; and may be out of favor with investors for a period of time despite favorable earnings reports
Focused Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Portfolio Risk. The Fund is non-diversified which means that the Fund’s portfolio consists of a small number of companies. As a consequence, your investment in the Fund has a risk that a single common stock may have a significant event, negative or positive, on the Fund's portfolio
Sector Or Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector or Industry Risk. At times, the Fund may invest a higher percentage of its total assets in a specific sector or industry. Changes or issues affecting a sector or industry may have a substantial impact on the performance of the Fund’s portfolio. Individual sectors and industries may be more volatile, and may possess particular risks, that may perform differently than the broader market
Managed Fund And Key Personnel Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed Fund and Key Personnel Risk. The Fund may under perform other investments as a result of investment selections recommended by the Fund's investment adviser. Additionally, if key personnel become unavailable to the investment adviser, including the Fund’s portfolio manager, the Fund could experience material adverse effects, including significant redemptions which could force the Fund to sell securities when markets conditions are unfavorable
Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cyber incidents may occur by accident or intentionally. The Fund or its service providers’ operations may be disrupted by such cyber attacks which could result in financial losses, regulatory fines, stock trade order issues, an inability of shareholders to transact business with the Fund, and other unforeseen costs. As a result, the Fund and its shareholders could be negatively affected
Large Cash Positions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Cash Positions. The Fund may hold a higher amount of cash during challenging economic times (such as a banking or financial crisis) which may prevent the Fund from achieving its long-term capital appreciation. A temporary defensive position is inconsistent with the Fund's investment strategies and the Fund's investment objectives
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency